Financial Instruments - Additional Information (Detail) $ in Thousands	12 Months Ended
	Dec. 31, 2018 CAD ($) Customer Vendor	Dec. 31, 2017 CAD ($) Customer Vendor
Credit risk [member]
Disclosure Of Financial Instruments [Line Items]
Maximum exposure to credit risk	$ 44,166	$ 10,662
Credit loss allowance	$ 50
Description of concentrations of risk	The Company has assessed that there is a concentration of credit risk, as 87.6% of the Company's accounts receivable were due from 5 customers as at December 31, 2018 (2017 - 89.3% due from 2 customers).
Concentrations of credit risk	87.60%	89.30%
Number Of Customers | Customer	5	2
Cash held	$ 32,634	$ 9,208
Liquidity risk [member]
Disclosure Of Financial Instruments [Line Items]
Payables	35.00%	89.30%
Number Of Vendors | Vendor	1	2
Currency risk [member]
Disclosure Of Financial Instruments [Line Items]
Increase the net loss due to currency transation	$ 90
Decrease in other comprehensive income	$ 326
Decrease in foreign currency exchange rate percentage	10.00%
Increase in foreign currency exchange rate percentage	10.00%